Financial liabilities at fair value through profit and loss (Tables)	6 Months Ended
Jun. 30, 2026
Financial liabilities at fair value through profit and loss
Schedule of financial liabilities at fair value through profit and loss

	Convertible Senior	Convertible
	Secured Notes	Preferred Shares	Warrants	Total
	£ 000	£ 000	£ 000	£ 000
As at December 31, 2025	188,526	—	287	188,813
New issuances	7,717	17,746	—	25,463
In-kind interest paid and accrued	6,956	—	—	6,956
Fair value movements	(112,989)	4,634	83	(108,272)
Conversions to ordinary shares	—	(20,636)	—	(20,636)
Exchange differences on translation	1,061	55	4	1,120
As at June 30, 2026	91,271	1,799	374	93,444

	Carrying Value		Fair Value
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	£ 000	£ 000	£ 000	£ 000
Convertible Senior Secured Notes	91,271	188,526	91,271	188,526
Convertible Preferred Shares	1,799	—	1,799	—
Warrant liabilities	374	287	374	287
	93,444	188,813	93,444	188,813